Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 9.7	$ 20.2	$ 27.0
Premiums assumed	0.0	0.0	0.0
Premiums ceded	(9.1)	(19.5)	(26.2)
Net earned premiums	0.6	0.7	0.8
Direct policyholder benefits	29.3	65.1	30.4
Policyholder benefits ceded	(28.9)	(64.8)	(30.2)
Net policyholder benefits	0.4	0.3	0.2
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	7.7	8.0	8.4
Premiums assumed	0.0	0.0	0.0
Premiums ceded	(7.7)	(8.0)	(8.4)
Net earned premiums	0.0	0.0	0.0
Direct policyholder benefits	26.5	56.8	21.5
Policyholder benefits ceded	(26.5)	(56.8)	(21.5)
Net policyholder benefits	0.0	0.0	0.0
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	2.0	12.2	18.6
Premiums assumed	0.0	0.0	0.0
Premiums ceded	(1.4)	(11.5)	(17.8)
Net earned premiums	0.6	0.7	0.8
Direct policyholder benefits	2.8	8.3	8.9
Policyholder benefits ceded	(2.4)	(8.0)	(8.7)
Net policyholder benefits	$ 0.4	$ 0.3	$ 0.2